Exhibit 99.1

Nissan Auto Lease Trust 2015-B

Servicer Report

Collection Period Start	1-Sep-17	Distribution Date	16-Oct-17
Collection Period End	30-Sep-17	30/360 Days	30
Beg. of Interest Period	15-Sep-17	Actual/360 Days	31
End of Interest Period	16-Oct-17

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,190,249,771.82	385,927,139.10	340,263,658.65	0.2858758
Total Securities		1,190,249,771.82	385,927,139.10	340,263,658.65	0.2858758
Class A-1 Notes	0.420000%	135,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.180000%	232,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.000000%	190,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.540000%	280,000,000.00	32,677,367.28	0.00	0.0000000
Class A-4 Notes	1.700000%	162,800,000.00	162,800,000.00	149,813,886.83	0.9202327
Certificates	0.000000%	190,449,771.82	190,449,771.82	190,449,771.82	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	32,677,367.28	41,935.95	116.7048831	0.1497713
Class A-4 Notes	12,986,113.17	230,633.33	79.7672799	1.4166666
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	45,663,480.45	272,569.28

Nissan Auto Lease Trust 2015-B

Servicer Report

I. COLLECTIONS

Lease Payments: (Lease SUBI)
Monthly Principal	5,330,996.75
Monthly Interest	1,885,123.30

Total Monthly Payments	7,216,120.05
Interest Rate Cap Payments	0.00
Advances:
Aggregate Monthly Payment Advances	390,635.85
Aggregate Sales Proceeds Advance	18,964,928.08

Total Advances	19,355,563.93
Vehicle Disposition Proceeds:
Reallocation Payments	33,925,653.19
Repurchase Payments	0.00
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	8,550,253.41
Excess Wear and Tear and Excess Mileage	393,384.01
Remaining Payoffs	0.00
Net Insurance Proceeds	368,798.83
Residual Value Surplus	1,769,238.66

Total Collections	71,579,012.08

Nissan Auto Lease Trust 2015-B

Servicer Report

Vehicle Disposition Activity for the current month—Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	21,415,389.05			1,429
Involuntary Repossession	139,095.39			12
Voluntary Repossession	40,457.00			3
Full Termination	12,322,793.75			905
Bankruptcy	7,918.00			1
Insurance Payoff		363,428.11		23
Customer Payoff			367,430.05	21
Grounding Dealer Payoff			6,143,967.67	370
Dealer Purchase			1,962,346.26	93

Total	33,925,653.19	363,428.11	8,473,743.98	2,857

Nissan Auto Lease Trust 2015-B

Servicer Report

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance—Beginning of Period	24,220	447,186,236.05	7.00000%	385,927,139.10
Total Depreciation Received		(6,939,080.84)		(5,524,022.00)
Principal Amount of Gross Losses	(54)	(897,111.96)		(785,977.04)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1,141)	(19,709,706.48)		(16,574,185.93)
Scheduled Terminations	(1,576)	(26,868,396.78)		(22,779,295.48)

Pool Balance—End of Period	21,449	392,771,939.99		340,263,658.65
Remaining Pool Balance
Lease Payment				44,800,938.52
Residual Value				295,462,720.13

Total				340,263,658.65

III. DISTRIBUTIONS

Total Collections				71,579,012.08
Reserve Amounts Available for Distribution				0.00

Total Available for Distribution				71,579,012.08
1. Amounts due Indenture Trustee as Compensation or Indemnity				0.00
2. Reimbursement of Payment Advance				335,070.74
3. Reimbursement of Sales Proceeds Advance				20,937,303.60
4. Servicing Fee:
Servicing Fee Due				321,605.95
Servicing Fee Paid				321,605.95
Servicing Fee Shortfall				0.00

Total Trustee, Advances and Servicing Fee Paid				21,593,980.29

Nissan Auto Lease Trust 2015-B

Servicer Report

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	41,935.95
Class A-3 Notes Monthly Interest Paid	41,935.95
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00

Nissan Auto Lease Trust 2015-B

Servicer Report

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	230,633.33
Class A-4 Notes Monthly Interest Paid	230,633.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	272,569.28
Total Note and Certificate Monthly Interest Paid	272,569.28
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	49,712,462.51
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	45,663,480.45
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	45,663,480.45
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00

Nissan Auto Lease Trust 2015-B

Servicer Report

7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	4,048,982.06
IV. RESERVE ACCOUNT

Initial Reserve Account Amount	5,951,248.86
Required Reserve Account Amount	17,853,746.58
Beginning Reserve Account Balance	17,853,746.58
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	17,853,746.58
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	4,048,982.06
Gross Reserve Account Balance	21,902,728.64
Remaining Available Collections Released to Seller	4,048,982.06
Total Ending Reserve Account Balance	17,853,746.58

Nissan Auto Lease Trust 2015-B

Servicer Report

V. POOL STATISTICS

Weighted Average Remaining Maturity			6.31
Monthly Prepayment Speed			69%
Lifetime Prepayment Speed			94%

		$	units
Recoveries of Defaulted and Casualty Receivables		611,650.87
Securitization Value of Defaulted Receivables and Casualty Receivables		785,977.04	54
Aggregate Defaulted and Casualty Gain (Loss)		(174,326.17)
Pool Balance at Beginning of Collection Period		385,927,139.10
Net Loss Ratio
Current Collection Period		-0.0452%
Preceding Collection Period		0.0182%
Second Preceding Collection Period		-0.0454%
Third Preceding Collection Period		0.0529%
Cumulative Net Losses for all Periods		0.2354%	2,802,027.99

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	1.04%	4,007,657.55	270
61-90 Days Delinquent	0.28%	1,082,068.79	71
91-120 Days Delinquent	0.12%	452,193.74	30
More than 120 Days	0.02%	95,712.21	6

Total Delinquent Receivables:	1.46%	5,637,632.29	377

Nissan Auto Lease Trust 2015-B

Servicer Report

61+ Days Delinquencies as Percentage of Receivables (Beginning of Period)	Amount	Number
Current Collection Period	0.40%	0.42%
Preceding Collection Period	0.39%	0.41%
Second Preceding Collection Period	0.27%	0.31%
Third Preceding Collection Period	0.26%	0.26%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	33,738,182.80	2,334
Securitization Value	33,609,135.72	2,334

Aggregate Residual Gain (Loss)	129,047.08

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	366,716,582.52	26,044
Cumulative Securitization Value	384,239,307.87	26,044

Cumulative Residual Gain (Loss)	(17,522,725.35)

Nissan Auto Lease Trust 2015-B

Servicer Report

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance	29,398,113.65
Reimbursement of Outstanding Advance	20,937,303.60
Additional Advances for current period	18,964,928.08

Ending Balance of Residual Advance	27,425,738.13

Beginning Balance of Payment Advance	909,556.93
Reimbursement of Outstanding Payment Advance	335,070.74
Additional Payment Advances for current period	390,635.85

Ending Balance of Payment Advance	965,122.04

Nissan Auto Lease Trust 2015-B

Servicer Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO